Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 270,316	$ 273,749	$ 872,135	$ 867,016	$ 1,251,454	$ 1,452,950
Cost of revenues	143,315	145,901	668,807	641,393	885,697	1,022,114
Gross profit	127,001	127,848	203,328	225,624	365,757	430,836
Operating expenses	147,431	115,026	435,022	331,841	545,335	515,000
Loss from operations and before income taxes	(20,429)	(12,821)	(231,694)	(106,217)	(179,579)	(84,173)
Income tax expense
Net loss	$ (20,429)	$ (12,821)	$ (231,694)	$ (106,217)	$ (179,579)	$ (84,173)
Basic - loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted - loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic weighted average common shares outstanding	1,884,930,584	1,884,930,584	1,884,930,584	1,884,930,584	1,884,930,584	1,881,355,242
Diluted weighted average common shares outstanding	1,884,930,584	1,884,930,584	1,884,930,584	1,884,930,584	1,884,930,584	1,881,355,242